Operating Lease - Schedule of Lease Expense and Supplemental Cash Flow Information Related to Leases (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost (included in selling, general, and administrative expense in the Company's statement of operations)	$ 107,588
Cash paid for amounts included in the measurement of lease liabilities for 2019	$ 98,375
Weighted average remaining lease term - operating leases (in years)	3 years 6 months
Average discount rate - operating leases	4.00%